Trade And Other Payables	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Trade And Other Payables
17. TRADE AND OTHER PAYABLES

	2020	2019
Current liabilities
Trade payables	9,144	9,131
Accrued expenses	8,815	7,165
Other payables	16,206	4,514

	34,165	20,810

Other payables are mainly composed of amounts due to Income Tax and National Insurance contributions for employees and provisions for unused vacations.

Arrival Group [Member]
Statements [Line Items]
Trade And Other Payables	7. TRADE AND OTHER PAYABLES

2020
Current liabilities
Other payables and accrued expenses	(3,385)

(3,385)